Provisions	12 Months Ended
Dec. 31, 2025
Provisions
Provisions

14.   Provisions

(a)	This caption is made up as follows:

	As of			Reclassifications		As of			Reclassifications		As of
	January 1,		Accretion	and		December 31,		Accretion	and		December 31,
	2024	Changes	expense	others	Disbursements	2024	Changes	expense	others	Disbursements	2025
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Closure of mining units and projects (b)	259,366	73,090	8,476	(6,642)	(17,372)	316,918	75,510	11,021	1,054	(17,371)	387,132
Environmental liabilities	22,266	4,062	—	5,133	(6,634)	24,827	875	440	(1,054)	(3,824)	21,264
Environmental contingencies	3,689	2,987	—	—	(1,166)	5,510	3,604	—	849	(32)	9,931
Safety contingencies	4,963	(373)	—	—	76	4,666	(145)	—	547	(35)	5,033
Labor contingencies	3,824	643	—	—	(181)	4,286	407	—	498	(486)	4,705
Tax contingencies	2,991	(1,043)	—	—	—	1,948	923	—	42	—	2,913
Obligations with communities	1,838	(1,048)	—	—	—	790	(654)	—	42	—	178
Other provisions	1,763	(408)	—	—	—	1,355	64	—	28	—	1,447
	300,700	77,910	8,476	(1,509)	(25,277)	360,300	80,584	11,461	2,006	(21,748)	432,603

Classification by maturity:
Current portion	107,491					53,900					62,075
Non-current portion	193,209					306,400					370,528
	300,700					360,300					432,603

See related accounting policies in Note 2.4(n).

(b)	Provision for closure of mining units and exploration projects -

The table below presents the movement of the provision for closure of mining units and exploration projects:

	2025	2024
	US$(000)	US$(000)

Beginning balance	316,918	259,366

Additions (reversals) in estimates and reclassifications:
Continuing mining units	67,231	65,397
Discontinued mining units	3,550	555
Exploration projects, note 27(a)	5,783	496
	76,564	66,448
Accretion expense:
Continuing mining units, note 28(a)	9,573	7,563
Exploration projects, note 28(a)	1,278	518
Discontinued mining units	170	395
	11,021	8,476

Disbursements	(17,371)	(17,372)

Ending balance	387,132	316,918

Classification by maturity:
Current portion	32,279	25,758
Non-current portion	354,853	291,160

	387,132	316,918

The provision for closure of mining units and exploration projects represents the present value of the closure costs that are expected to be incurred between the years 2026 and 2039. The Group recognizes the provision for closure of mining units and exploration projects based on estimates of studies and activities that meet the environmental regulations in effect and that will be approved by the Ministry of Energy and Mines. The Group recognizes the provision of continued operations which is prepared by independent advisors and reviewed by the Group´s management. Provisions related to discontinued operations are based on estimates prepared by internal advisors.

The provision for closure of mining units and exploration projects corresponds mostly to activities that must be carried out for restoring the mining units and areas affected by exploration and production activities. The principal work to be performed correspond to earthworks, re-vegetation efforts and dismantling of the plants. Closure budgets are reviewed regularly to take into account any significant change in the studies conducted. Nevertheless, the closure costs of mining units will depend on the market prices for the closure works required, which would reflect future economic conditions. Moreover, the time when the disbursements will be made depends on the useful life of the mine, which in turn will be influenced by future metal price quotations. Certain closure activities have been affected by the presence of illegal and informal mining; accordingly, remediation works were required in areas that had already been closed and subsequently disturbed.

As of December 31, 2025, the future value of the provision for closure of mining units and exploration projects was US$448 million, which has been discounted using annual risk-free rates (Peru - cupón cero Exterior Dólares Soberana) from minimum of 1.16 percent to a maximum of 4.03 percent, in a period of 1 to 16 years, obtaining as a result an updated liability amounting to US$387.1 million (as of December 31, 2024, the provision was US$316.9 million). The Group believes that this liability is sufficient to meet the current environmental protection laws approved by the Ministry of Energy and Mines.

As of December 31, 2025, the Group has constituted letters of credit in favor of the Ministry of Energy and Mines for US$194.8 million (US$186.3 million as of December 31, 2024) to secure current mine closure plans of its mining units, exploration projects and environmental liabilities to date.

Sociedad Minera Cerro Verde S.A.A.
Provisions
Provisions

11.   Provisions

This item is made up as follows:

	December 31,	December 31,
	2025	2024
	US$(000)	US$(000)

Current
Provision for legal contingencies (a)	2,345	2,411
Provision for remediation and mine closure (c)	99	—
Provision for social commitments (b)	92	4,600
Total current	2,536	7,011

Non–current
Provision for remediation and mine closure (c)	237,252	234,126
Provision for social commitments (b)	10,188	5,783
Provision for legal contingencies (a)	1,836	1,127
Provision for uncertainty over income tax treatments (d)	1,231	2,964
Provision for tax contingencies	—	3,427
Total non-current	250,507	247,427

Total provisions	253,043	254,438
(a)	The provision for legal contingencies is mainly associated with penalties incurred with OSINERGMIN and SUNAFIL (National Superintendence of Labor Inspection), which have been appealed by the Company.
(b)	The provision for social commitments is associated with repaving Alata-Congata Road (US$6.1 million as of December 31, 2025, and December 31, 2024) and an irrigation project in La Joya (US$4.2 million as of December 31, 2025, and US$4.3 million as of December 31, 2024).
(c)	The Company’s mineral exploration and exploitation activities are subject to environmental protection standards. In order to comply with these standards, the Company has obtained the approval for the Environment Adequacy Program (PAMA) and for the Environmental Impact Studies (EIA), required for the operation of Cerro Verde’s production unit and a mine closure plan approved by the Ministry of Energy and Mines.

During 2006, in compliance with the applicable law, the Company completed the closure plans for its mine site and presented it to the Ministry of Energy and Mines. The closure plans for its mine site were approved by Resolution No 302-2009 MEM-AAM and its modifications were approved by Resolution No 207-2012 MEM-AAM, Resolution No 186-2014 EM-DGAAM, Resolution No 032-2018 MEM-DGAAM and its last modification approved with Resolution No 0358-2023 MEM-DGAAM.

To date, the Company has issued a letter of credit totaling US$153.1 million as guarantee of the most recently approved plan.

The estimate of remediation and mine closure costs is based on studies prepared by independent consultants and based on current environmental regulations. This provision corresponds mainly to the activities to be performed in order to restore the areas affected by mining activities. The main tasks to be performed include ground removal, soil recovery, and dismantling of plant and equipment.

Under the closure regulations, the Company must submit a closure plan that includes the reclamation methods, closure cost estimates, methods of control and verification, closure and post-closure plans, and financial assurance. In compliance with the requirement for five-year updates, during the year 2023, the Company submitted its updated closure plan which was approved in December 2023 by the Ministry of Energy and Mines.

Presented below is a summary of change in the provision for mine remediation and closure:

	December 31,	December 31,
	2025	2024
	US$(000)	US$(000)

Beginning balance	234,126	259,844
Accretion expense	11,392	11,160
Changes in estimates (see Note 7)	(8,167)	(36,885)
Exchange rate effect	—	7

Final balance	237,351	234,126

As of December 31, 2025, the Company recognized a provision for mine remediation and closure of US$237.4 million (reflecting the future value of the mine remediation and closure provision of US$726.9 million, which was discounted using an annual risk‑free rate of 4.81%). As of December 31, 2024, the Company recognized a provision for mine remediation and closure of US$234.1 million (reflecting the future value of the mine remediation and closure provision of US$726.9 million, which was discounted using an annual risk-free rate of 4.78%). The Company considers this liability to be sufficient to comply with the applicable environmental protection laws issued by the Ministry of Energy and Mines.

For the year ended December 31, 2025, the Company recorded changes in its estimate of the remediation and mine closure asset (decrease of US$8.2 million) mainly due to an increase in the discount rate. For the year ended December 31, 2024, the changes in the estimate (decrease of US$36.9 million) were mainly related to an increase in the discount rate partially offset by higher future nominal flows (see Note 7).

(d)	As of December 31, 2025, represents interest and penalties related to mining taxes and income taxes for the years 2017 through 2023 (As of December 31, 2024, correspond to the years 2018, 2020, 2021, 2022, and 2023), determined in accordance with IFRIC 23, “Uncertainty over Income Tax Treatments.”